Loss per share - Basic and Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to common shareholders	¥ (53,224)	$ (7,946)	¥ (69,434)
Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to Class A and Class B common shareholders	(41,785)	(6,238)	(54,429)
Net loss attributable to common shareholders	¥ (41,785)	$ (6,238)	¥ (54,429)
Weighted average number of shares used in calculating basic and diluted loss per share	62,098,973	62,098,973	61,668,577
Basic loss per share | (per share)	¥ (0.67)	$ (0.1)	¥ (0.88)
Dluted loss per share | (per share)	¥ (0.67)	$ (0.1)	¥ (0.88)
Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to Class A and Class B common shareholders	¥ (11,439)	$ (1,708)	¥ (15,005)
Net loss attributable to common shareholders	¥ (11,439)	$ (1,708)	¥ (15,005)
Weighted average number of shares used in calculating basic and diluted loss per share	17,000,189	17,000,189	17,000,189
Basic loss per share | (per share)	¥ (0.67)	$ (0.1)	¥ (0.88)
Dluted loss per share | (per share)	¥ (0.67)	$ (0.1)	¥ (0.88)